UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 May 1, 2003

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	62

Form13F Information Table Value Total:	172993

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      434    17600 SH       SOLE                                      17600
3M Company                     COM              88579y101     5936    47093 SH       SOLE                                      47093
AOL Time Warner Inc.           COM              00184A105     1926   140795 SH       SOLE                                     140795
Allstate Corp.                 COM              020002101     4816   127448 SH       SOLE                                     127448
Altria Group Inc               COM              02209s103      261     8500 SH       SOLE                                       8500
American Express Co.           COM              025816109     4577   120893 SH       SOLE                                     120893
American Intl. Group           COM              026874107     3201    55242 SH       SOLE                                      55242
Amgen Corp.                    COM              031162100     4490    73245 SH       SOLE                                      73245
Amsouth Bancorporation         COM              032165102     2952   140233 SH       SOLE                                     140233
BP Amoco PLC Spons ADR         COM              055622104     2730    70838 SH       SOLE                                      70838
Bank of America Corp.          COM              060505104     5214    70409 SH       SOLE                                      70409
Bard (C.R.), Inc.              COM              067383109     1114    17575 SH       SOLE                                      17575
Bell South Corp.               COM              079860102     1098    43071 SH       SOLE                                      43071
Bristol Myers Squibb Co.       COM              110122108     2035    79685 SH       SOLE                                      79685
CVS Corp.                      COM              126650100     2383    98422 SH       SOLE                                      98422
ChevronTexaco Corp.            COM              166764100     4016    63940 SH       SOLE                                      63940
Citigroup Inc.                 COM              172967101      447    11398 SH       SOLE                                      11398
Coca Cola Co.                  COM              191216100     2831    70070 SH       SOLE                                      70070
ConocoPhillips                 COM              20825c104     4746    94349 SH       SOLE                                      94349
Costco Wholesale Corp.         COM              22160k105     4474   129275 SH       SOLE                                     129275
Disney (Walt) Co.              COM              254687106     1278    68475 SH       SOLE                                      68475
Dow Jones & Co.                COM              260561105      210     5300 SH       SOLE                                       5300
DuPont                         COM              263534109      288     6782 SH       SOLE                                       6782
Emerson Electric Co.           COM              291011104     1669    32925 SH       SOLE                                      32925
Exxon Mobil Corp.              COM              30231G102     6369   180934 SH       SOLE                                     180934
Gannett Co. Inc.               COM              364730101     7915   104527 SH       SOLE                                     104527
General Electric Co.           COM              369604103     9160   311022 SH       SOLE                                     311022
General Motors Corp Cl H       COM              370442832      687    58212 SH       SOLE                                      58212
Goldman Sachs Group            COM              38141g104      873    11500 SH       SOLE                                      11500
H. J. Heinz Co.                COM              423074103     1607    53790 SH       SOLE                                      53790
Hewlett Packard Co             COM              428236103     1209    74156 SH       SOLE                                      74156
Home Depot Inc.                COM              437076102     4991   177409 SH       SOLE                                     177409
Int'l Business Machines Corp.  COM              459200101     4940    58181 SH       SOLE                                      58181
Intel Corp.                    COM              458140100     1525    83001 SH       SOLE                                      83001
Jefferson - Pilot              COM              475070108     1229    30648 SH       SOLE                                      30648
Johnson & Johnson              COM              478160104     8330   147806 SH       SOLE                                     147806
Kimberly - Clark               COM              494368103     3337    67050 SH       SOLE                                      67050
Kraft Foods Inc                COM              50075n104     1292    41800 SH       SOLE                                      41800
Liberty Media Corp. Class A    COM              530718105      533    48444 SH       SOLE                                      48444
Lowe's Cos.                    COM              548661107      215     4900 SH       SOLE                                       4900
Media General Inc Cl A         COM              584404107      385     7000 SH       SOLE                                       7000
Merck & Co. Inc.               COM              589331107     8321   143025 SH       SOLE                                     143025
Microsoft Corp.                COM              594918104     1067    41760 SH       SOLE                                      41760
Morgan Stanley                 COM              617446448     5556   124146 SH       SOLE                                     124146
Murphy Oil Corp.               COM              626717102     3288    78950 SH       SOLE                                      78950
Mylan Laboratories             COM              628530107     1152    40748 SH       SOLE                                      40748
Pepsico Inc.                   COM              713448108     1167    26956 SH       SOLE                                      26956
Pfizer, Inc.                   COM              717081103     5013   163020 SH       SOLE                                     163020
Procter & Gamble               COM              742718109     4774    53130 SH       SOLE                                      53130
Schering-Plough                COM              806605101     2101   116075 SH       SOLE                                     116075
Schlumberger Ltd.              COM              806857108      481    11470 SH       SOLE                                      11470
Sears, Roebuck & Co.           COM              812387108     2656    93725 SH       SOLE                                      93725
Standard & Poor's Dep. Rcpts.  COM              78462f103      462     5025 SH       SOLE                                       5025
SunTrust Banks Inc.            COM              867914103      561     9800 SH       SOLE                                       9800
U. S. Bancorp                  COM              902973304     2293   103500 SH       SOLE                                     103500
United Parcel Service Cl B     COM              911312106     5223    84085 SH       SOLE                                      84085
United Technologies Corp.      COM              913017109     3940    63737 SH       SOLE                                      63737
Verizon Communications         COM              92343v104      501    13406 SH       SOLE                                      13406
Wachovia Corporation           COM              929903102     3654    95623 SH       SOLE                                      95623
WellPoint Health Networks      COM              94973h108      822    10825 SH       SOLE                                      10825
Wells Fargo & Co.              COM              949746101      678    14050 SH       SOLE                                      14050
Wyeth                          COM              983024100     1563    35900 SH       SOLE                                      35900